BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Derivative liability
Schedule of bank and other borrowings

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Total bank and other borrowings	3,036,202	3,726,389	510,513
Comprised of:
Short-term	319,625	649,680	89,006
Long-term, current portion	722,563	383,016	52,473
	1,042,188	1,032,696	141,479
Long-term, non-current portion	1,994,014	2,693,693	369,034
	3,036,202	3,726,389	510,513

Long-term bank and other borrowings
Derivative liability
Schedule of maturity of the long-term bank and other borrowings

	RMB	US$
Within one year	383,016	52,473
Between one and two years	644,769	88,333
Between two and three years	396,977	54,386
Between three and four years	621,127	85,094
Above four years	1,030,820	141,221
	3,076,709	421,507